Condensed Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Millions		Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (loss)	Retained Earnings	Shares in Treasury
Balance at the beginning of the period at Dec. 31, 2019		$ 2,642.8	$ 78.7	$ 416.6	$ (124.1)	$ 3,721.3	$ (1,449.7)
Balance (in shares) at Dec. 31, 2019			55,700,000				22,700,000
Increase (Decrease) in Shareholders' Equity
Net income		61.8				61.8
Other comprehensive income (loss), net of tax		(45.5)			(45.5)
Dividends		(28.3)				(28.3)
Repurchases of common stock		(125.3)					$ (125.3)
Repurchases of common stock (in shares)			1,000,000.0				1,000,000.0
Issuances and deferrals. net for stock based compensation	[1]	13.0		5.5			$ 7.5
Issuances and deferrals, net for stock based compensation (in shares)	[1]		200,000				(200,000)
Balance at the end of the period at Mar. 31, 2020		2,518.5	$ 78.7	422.1	(169.6)	3,754.8	$ (1,567.5)
Balance (in shares) at Mar. 31, 2020			54,900,000				23,500,000
Balance at the beginning of the period at Dec. 31, 2020		$ 2,537.7	$ 78.7	441.7	(97.0)	3,928.7	$ (1,814.4)
Balance (in shares) at Dec. 31, 2020		52,900,000	52,900,000				25,500,000
Increase (Decrease) in Shareholders' Equity
Net income		$ 52.2				52.2
Other comprehensive income (loss), net of tax		(14.1)			(14.1)
Dividends		(28.5)				(28.5)
Repurchases of common stock		(150.0)					$ (150.0)
Repurchases of common stock (in shares)			1,000,000.0				1,000,000.0
Issuances and deferrals. net for stock based compensation	[1]	14.5		1.7			$ 12.8
Issuances and deferrals, net for stock based compensation (in shares)	[1]		200,000				(200,000)
Balance at the end of the period at Mar. 31, 2021		$ 2,411.8	$ 78.7	$ 443.4	$ (111.1)	$ 3,952.4	$ (1,951.6)
Balance (in shares) at Mar. 31, 2021		52,100,000	52,100,000				26,300,000

[1]	Issuances and deferrals, net for stock-based compensation reflects share activity related to option exercises, restricted and performance shares vested, and net issuances and deferrals associated with deferred compensation equity.